Document and Entity Information	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Antares Pharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32302
Entity Tax Identification Number	41-1350192
Entity Address, Address Line One	100 Princeton South
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	609
Local Phone Number	359-3020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001016169
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ATRS
Security Exchange Name	NASDAQ